Shareholder Report, Holdings (Details) - COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX	Mar. 31, 2026
AAA / Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AA / Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
A / A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BBB / Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BB / Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
B / B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
NOT RATED [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
CHARTER SCHOOLS [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
CO METRO DISTRICT [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%
UTAH PID [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
HOUSING [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
INDIAN TRIBE [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
OTHER [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PUERTO RICO [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
SHORT-TERM [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
CASH & OTHER ASSETS / LIABILITIES [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%